Associated Companies	6 Months Ended
Jun. 30, 2022
Equity Method Investments and Joint Ventures [Abstract]
Associated Companies	Associated Companies
As of June 30, 2022 and December 31, 2021, associated companies accounted for under the equity method of accounting consisted of the following:

	% Ownership as of June 30, 2022	June 30, 2022	December 31, 2021
Shannon Engine Support	50.0	$557,999	$530,815
AerDragon Aviation Partners Limited and its Subsidiaries (“AerDragon”)	16.7	85,547	81,336
Other	5.7 - 39.3	81,199	92,936
		$724,745	$705,087